Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Extraordinary Bonus

There is an agreement to give workers (“subject to the collective agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
5, 10, 15	1 monthly salary
20	1.5 monthly salary
25, 30, 35, 40	2.5 monthly salaries

Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets
a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2018 and 2017, are detailed as follows:

General ledger accounts:

	Balance as of
	12-31-2018	12-31-2017
	ThUS$	ThUS$

Post-employment obligations, non-current	1,343,507	388,931

Total Liabilities	1,343,507	388,931

Total Post-Employment Obligations, Net	1,343,507	388,931

Summary of Reconciliation of Post-Employment Obligations, Net

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2018	12-31-2017
	ThUS$	ThUS$

Post-employment obligations	4,235,466	1,063,551
(-) Fair value of plan assets (*)	(2,919,501)	(751,669)

Total	1,315,965	311,882

Amount not recognized due to limit on Plan Assets Ceiling (**)	21,463	47,918
Minimum funding required (IFRIC 14) (***)	6,079	29,131

Total Post-Employment Obligations, Net	1,343,507	388,931

(*)      Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A. and Enel Distribución Ceará S.A.).

(**)   In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$21,463 as of December 31, 2018 (ThUS$47,918 as of December 31, 2017), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of the Foundation is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A. has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction an additional liability as of December 31, 2018 for ThUS$6,079 (ThUS$29,131 as of December 31, 2017). This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

b)    The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2018, 2017 and 2016:

	12-31-2018	12-31-2017	12-31-2016
Expense Recognized in Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	6,383	4,074	3,704
Interest cost for defined benefits plan	269,331	112,196	87,079
Interest income from the plan assets	(190,283)	(79,193)	(62,649)
Past service cost	(850)	5,923	2,601
Interest cost on asset ceiling components	4,373	4,305	5,141

Expenses recognized in Profit or Loss	88,954	47,305	35,876
Losses from remeasurement of defined benefit plans	177,527	4,941	29,399
Total expense recognized in Comprehensive Income	266,481	52,246	65,275

Summary of Presentation of Net Actuarial Liabilities

c)    The presentation of net actuarial liabilities as of December 31, 2018 and 2017, are as follows

Net Actuarial Liability	ThUS$
Balance as of January 1, 2017	341,353
Net interest cost	37,308
Service cost	4,074
Benefits paid	(18,275)
Contributions paid	(63,862)
Actuarial (gains) losses from changes in financial assumptions	43,327
Actuarial (gains) losses from changes in experience adjustments	(3,511)
Return on plan assets, excluding interest	(52,650)
Changes in the asset limit	11,317
Minimum finding required (IFRIC 14)	6,458
Past service cost Defined benefit plan obligations	5,923
Defined benefit plan obligations from business combinations	88,003
Transfer of employees	(21)
Foreign currency translation differences	(10,513)
Balance as of December 31, 2017	388,931
Net interest cost	83,421
Service cost	6,383
Benefits paid	(15,778)
Contributions paid	(94,629)
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Return on plan assets, excluding interest	(121,042)
Changes in the asset limit	(25,081)
Minimum finding required (IFRIC 14)	(19,992)
Past service cost Defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	870,687
Transfer of employees	88
Foreign currency translation differences	(72,273)
Net actuarial liability as of December 31, 2018	1,343,507

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

Net Actuarial Liability	ThUS$
Balance as of January 1, 2017	341,353
Net interest cost	37,308
Service cost	4,074
Benefits paid	(18,275)
Contributions paid	(63,862)
Actuarial (gains) losses from changes in financial assumptions	43,327
Actuarial (gains) losses from changes in experience adjustments	(3,511)
Return on plan assets, excluding interest	(52,650)
Changes in the asset limit	11,317
Minimum finding required (IFRIC 14)	6,458
Past service cost Defined benefit plan obligations	5,923
Defined benefit plan obligations from business combinations	88,003
Transfer of employees	(21)
Foreign currency translation differences	(10,513)
Balance as of December 31, 2017	388,931
Net interest cost	83,421
Service cost	6,383
Benefits paid	(15,778)
Contributions paid	(94,629)
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Return on plan assets, excluding interest	(121,042)
Changes in the asset limit	(25,081)
Minimum finding required (IFRIC 14)	(19,992)
Past service cost Defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	870,687
Transfer of employees	88
Foreign currency translation differences	(72,273)
Net actuarial liability as of December 31, 2018	1,343,507

d)    The balance and changes in post-employment defined benefit obligations as of December 31, 2018 and 2017 are as follows:

Actuarial Value of Post-employment Obligations	ThUS$
Balance as of January 1, 2017	859,452
Service cost	4,074
Interest cost	112,196
Contributions from plan participants	687
Actuarial (gains) losses from changes in financial assumptions	43,327
Actuarial (gains) losses from changes in experience adjustments	(3,511)
Foreign currency translation	(23,743)
Contributions paid	(116,645)
Past service cost Defined benefit plan obligations	5,923
Defined benefit plan obligations from business combinations	181,812
Transfer of employees	(21)
Balance as of December 31, 2017	1,063,551
Service cost	6,383
Interest cost	269,331
Contributions from plan participants	1,781
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Foreign currency translation	(196,015)
Contributions paid	(275,600)
Past service cost Defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	3,023,155
Transfer of employees	88

Balance as of December 31, 2018	4,235,466

Summary of Changes in Fair Value of Benefit Plan Assets

Changes in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2017	(574,815)
Interest income	(79,193)
Return on plan assets, excluding interest	(52,650)
Foreign currency translation differences	14,977
Employer contributions	(63,862)
Benefit paid	(687)
Benefits	98,370
Defined benefit plan obligations from business combinations	(93,809)
Balance as of December 31, 2017	(751,669)
Interest income	(190,283)
Return on plan assets, excluding interest	(121,042)
Foreign currency translation differences	132,549
Employer contributions	(94,629)
Benefit paid	259,822
Benefits	(1,781)
Defined benefit plan obligations from business combinations	(2,152,468)

Balance as of December 31, 2018	(2,919,501)

Summary of Main Categories of Benefit Plan Assets

e)    The main categories of benefit plan assets are as follows:

	12-31-2018		12-31-2017
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	233,854	8.01%	64,686	8.61%
Fixed-income assets	2,418,502	82.84%	581,306	77.34%
Real estate investments	145,879	5.00%	76,748	10.21%
Other	121,266	4.15%	28,929	3.85%
Total	2,919,501	100%	751,669	100%

Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group:

	12-31-2018	12-31-2017
	ThUS$	ThUS$

Real Estate	30,405	34,487

Total	30,405	34,487

Summary of Reconciliation of Asset Ceiling

f)    Reconciliation of asset ceiling:

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2017	33,419
Interest on assets not recognized	4,305
Other changes in assets not recognized due to asset limit	11,317
Foreign currency translation differences	(1,123)
Balance as of December 31, 2017	47,918
Interest on assets not recognized	4,373
Other changes in assets not recognized due to asset limit	(25,081)
Foreign currency translation differences	(5,747)
Total asset ceiling as of December 31, 2018	21,463

Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans

As of December 31, 2018 and 2017, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017

Discount rates used	4.70%	5.00%	7.90% - 9.15%	8.68% - 9.93%	6.80%	6.82%	34.7% - 34.9%	5.00%	6.17%	6.00%
Expected rate of salary increases	3.80%	4.00%	5.04% - 6.08%	7.38% - 9.69%	5.00%	4.50%	28.3% -28.5%	0.00%	4.00%	3.00%
Mortality tables	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014
Turnover rate	4.75%	4.53%	6.60%	5.3%	0.46%	0.4%	1.40%	1.5%	4.25%	4.14%

Summary of Expected Outflows for Benefits for Next Five Years

Years	ThUS$
1	366,163
2	354,268
3	345,477
4	338,766
5	333,060
Over 5 to 10	1,537,047